Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001984086
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Septerna, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42382
Entity Tax Identification Number	84-3891440
Entity Address, Address Line One	250 East Grand Avenue
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	338-3533
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SEPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false